Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 92.4	Taxes	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well
#: 2
	3.9	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well
#: 3
	0.3	Bonuses	EQUATORIAL GUINEA	snj:GQ-BN	Tesoreria y Patrimonio del Estado [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well
#: 4
	3.6	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	EG Federal Government [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well	Yes	Actual Cost
#: 5
	47.9	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GEPetrol [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well	Yes	Fair Market Value
#: 6
	1.1	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	EG Ministry of Mines & Hydrocarbons [Member]	Gulf of Guinea - Offshore [Member]	Oil and Natural Gas [Member]	Int'l [Member]	Well	Yes	Actual Cost
#: 7
	0.8	Taxes	UNITED STATES		US Treasury [Member]	Entity Level [Member]		U.S. [Member]
#: 8
	59.9	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico - Onshore [Member]	Oil and Natural Gas [Member]	U.S. [Member]	Well
#: 9
	19.7	Royalties	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	North Dakota - Onshore [Member]	Oil and Natural Gas [Member]	U.S. [Member]	Well
#: 10
	$ 0.2	Fees	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	North Dakota - Onshore [Member]	Oil and Natural Gas [Member]	U.S. [Member]	Well